Capital and other reserves - Schedule of Capital and Other Reserves (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reserves within equity [line items]
Equity	SFr 848,379	SFr 245,093	SFr 64,414	SFr 49,712
Capital reserves
Disclosure of reserves within equity [line items]
Equity	1,043,987	276,408	67,239	49,982
Share premium
Disclosure of reserves within equity [line items]
Equity	756,883	175,224
Legal reserves
Disclosure of reserves within equity [line items]
Equity	10,976	2,662
Equity transaction costs
Disclosure of reserves within equity [line items]
Equity	(8,712)	(1,876)
Current tax benefits on equity transaction costs
Disclosure of reserves within equity [line items]
Equity	1,256	0
Share-based compensation
Disclosure of reserves within equity [line items]
Equity	283,584	100,397
Other reserves
Disclosure of reserves within equity [line items]
Equity	(3,422)	(3,110)	SFr (1,846)	SFr (760)
Exchange differences
Disclosure of reserves within equity [line items]
Equity	(922)	119
Actuarial gains and losses
Disclosure of reserves within equity [line items]
Equity	(3,123)	(4,030)
Taxes on actuarial gains and losses
Disclosure of reserves within equity [line items]
Equity	SFr 623	SFr 802